Basis of Presentation and General Information (Details) - MetricTon		1 Months Ended		12 Months Ended
	May 20, 2015	Sep. 26, 2016	Sep. 24, 2014	Dec. 31, 2017
M V Free Goddess [Member]
Dead weight tonnage	22,051
M V Free Hero [Member]
Dead weight tonnage	24,318
M V Free Impala [Member]
Dead weight tonnage			24,111
M V Free Maverick [Member]
Dead weight tonnage		23,994
Standcorp International Limited [Member]
% Owned				51.00%
Type of Motor Vessel				N/A
Type of Ship				N/A
Figaro Shipping [Member]
% Owned				100.00%
Type of Motor Vessel				Figaro
Type of Ship				Handysize
Dead weight tonnage				22,051
Year Built/Expected Year of Delivery				1995
Date of Contract/Bareboat Charter Termination				Sep. 30, 2017
Date of Initiation of Bareboat Charter				May 20, 2015
Fiorello Shipping [Member]
% Owned				100.00%
Type of Motor Vessel				Fiorello
Type of Ship				Handysize
Dead weight tonnage				24,318
Year Built/Expected Year of Delivery				1995
Date of Contract/Bareboat Charter Termination				Jun. 15, 2016
Date of Initiation of Bareboat Charter				May 20, 2015
Nemorino Shipping [Member]
% Owned				100.00%
Type of Motor Vessel				Nemorino
Type of Ship				Handymax
Dead weight tonnage				47,777
Year Built/Expected Year of Delivery				2002
Date of Contract/Bareboat Charter Termination				Sep. 09, 2015
Date of Initiation of Bareboat Charter				Sep. 16, 2014
Adventure Fifteen [Member]
% Owned				100.00%
Type of Motor Vessel				Hull 2
Type of Ship				Handysize
Dead weight tonnage				33,600
Year Built/Expected Year of Delivery				2012
Date of Contract/Bareboat Charter Termination				Jun. 04, 2012
Largofactotums [Member]
% Owned				100.00%
Type of Motor Vessel				Hull 1
Type of Ship				Handysize
Dead weight tonnage				33,600
Year Built/Expected Year of Delivery				2012
Date of Contract/Bareboat Charter Termination				Apr. 28, 2012
Adventure Twelve [Member]
% Owned				100.00%
Type of Motor Vessel				Free Neptune
Type of Ship				Handysize
Dead weight tonnage				30,838
Year Built/Expected Year of Delivery				1996
Date of Acquisition				Aug. 25, 2009
Adventure Eleven [Member]
% Owned				100.00%
Type of Motor Vessel				Free Maverick
Type of Ship				Handysize
Dead weight tonnage				23,994
Year Built/Expected Year of Delivery				1998
Date of Acquisition				Sep. 01, 2008
Date of Disposal				Sep. 26, 2016
Adventure Ten [Member]
% Owned				100.00%
Type of Motor Vessel				Free Lady
Type of Ship				Handymax
Dead weight tonnage				50,246
Year Built/Expected Year of Delivery				2003
Date of Acquisition				Jul. 07, 2008
Date of Disposal				Nov. 08, 2011
Adventure Nine [Member]
% Owned				100.00%
Type of Motor Vessel				Free Impala
Type of Ship				Handysize
Dead weight tonnage				24,111
Year Built/Expected Year of Delivery				1997
Date of Acquisition				Apr. 02, 2008
Date of Disposal				Sep. 24, 2014
Adventure Eight [Member]
% Owned				100.00%
Type of Motor Vessel				Free Jupiter
Type of Ship				Handymax
Dead weight tonnage				47,777
Year Built/Expected Year of Delivery				2002
Date of Acquisition				Sep. 05, 2007
Date of Disposal				Sep. 16, 2014
Adventure Seven [Member]
% Owned				100.00%
Type of Motor Vessel				Free Knight
Type of Ship				Handysize
Dead weight tonnage				24,111
Year Built/Expected Year of Delivery				1998
Date of Acquisition				Mar. 19, 2008
Date of Disposal				Feb. 18, 2014
Adventure Six [Member]
% Owned				100.00%
Type of Motor Vessel				Free Hero
Type of Ship				Handysize
Dead weight tonnage				24,318
Year Built/Expected Year of Delivery				1995
Date of Acquisition				Jul. 03, 2007
Date of Disposal				May 20, 2015
Adventure Five [Member]
% Owned				100.00%
Type of Motor Vessel				Free Goddess
Type of Ship				Handysize
Dead weight tonnage				22,051
Year Built/Expected Year of Delivery				1995
Date of Acquisition				Oct. 30, 2007
Date of Disposal				May 20, 2015
Adventure Four [Member]
% Owned				100.00%
Type of Motor Vessel				Free Fighter
Type of Ship				Handysize
Dead weight tonnage				38,905
Year Built/Expected Year of Delivery				1982
Date of Acquisition				Jun. 14, 2005
Date of Disposal				Apr. 27, 2007
Adventure Three [Member]
% Owned				100.00%
Type of Motor Vessel				Free Envoy
Type of Ship				Handysize
Dead weight tonnage				26,318
Year Built/Expected Year of Delivery				1984
Date of Acquisition				Sep. 29, 2004
Date of Disposal				May 13, 2011
Adventure Two [Member]
% Owned				100.00%
Type of Motor Vessel				Free Destiny
Type of Ship				Handysize
Dead weight tonnage				25,240
Year Built/Expected Year of Delivery				1982
Date of Acquisition				Aug. 04, 2004
Date of Disposal				Aug. 27, 2010